Other Long-Term Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial liabilities [text block] [Abstract]
Schedule of other long-term financial liabilities
As at December 31,	2021	2020
Derivative liabilities (Note 30)	$—	$5,448
Security deposits	976	473
Satellite performance incentive payments	22,859	29,578
Other long-term financial liabilities	$23,835	$35,499